Fair Value Disclosure for Non-financial Assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of fair value measurement of assets [abstract]
Schedule of non-financial assets measured at fair value in consolidated statements of financial position, classified by level
Assets measured at fair value on a recurring basis as at December 31, 2018:
	Level 1	Level 2	Level 3
Inventories	$2,238	$—	$—
Investment property	—	—	37,804
Total	$2,238	$—	$37,804

Assets measured at fair value on a recurring basis as at December 31, 2017:
	Level 1	Level 2	Level 3
		(Restated)	(Restated)
Inventories	$1,039	$271	$—
Investment property	—	—	37,660
Total	$1,039	$271	$37,660